ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2024
Guofu Huimei and its subsidiaries
ACQUISITIONS AND DISPOSALS
Schedule of fair values of the assets acquired and liabilities assumed

	RMB	US$
Current assets	199,727	28,957
Current liabilities	(10,325)	(1,497)
Net assets disposed	189,402	27,460

Schedule of gain on disposal of assets

	RMB	US$
Cash proceeds	190,000	27,547
Disposition of net assets	(189,402)	(27,460)
Goodwill	(6,450)	(935)
Accumulated other comprehensive loss	(55,694)	(8,075)
Loss on disposal of Guofu Huimei and its subsidiaries	(61,546)	(8,923)

HealthingKon
ACQUISITIONS AND DISPOSALS
Schedule of purchase price allocation

RMB
Cash consideration	21,500
Fair value of the share consideration	98,338
Total	119,838

Schedule of fair values of the assets acquired and liabilities assumed

RMB
Current assets	16,567
Property, plant and equipment, net	1,421
Intangible assets	133,183
Goodwill	368,221
Current liabilities	(44,564)
Deferred tax liabilities	(19,829)
Non-controlling interest	(335,161)
Total	119,838